Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
(7)	STOCK-BASED COMPENSATION

During both the three months ended March 31, 2015 and 2014, we recognized $1.8 million, in stock-based compensation expense which was allocated to costs of goods sold, selling, general and administrative expenses, and research and development expenses.

At March 31, 2015, there was $8.6 million of unrecognized compensation cost relating to outstanding unvested stock options expected to be recognized over the weighted average period of 3.1 years. Compensation expense is recognized for the fair values of the stock options over the requisite service period of the awards using the graded-vesting attribution method.

During the three months ended March 31, 2015, we granted 100,945 stock options at an exercise price of $25.49 and a fair value of $6.88 per option. These options have a ten year life and vest serially over three years. We also granted 41,430 shares of restricted stock at a fair value of $25.49. The shares vest serially over three years.

(11)	STOCK-BASED COMPENSATION

Successor period

During the years ended December 31, 2014 and 2013, we recognized $8.0 million and $7.4 million, respectively, in stock-based compensation expense which was allocated to costs of goods sold, selling, general and administrative expenses, and research and development expenses. We, with respect to stock-based compensation, recognized a tax benefit of $2.8 million and $2.6 million for the years ended December 31, 2014 and 2013, respectively.

Description of Equity Incentive Plan

In 2013, Axalta’s Board of Directors approved the Axalta Coating Systems Bermuda Co., Ltd. 2013 Equity Incentive Plan (the “2013 Plan”) which reserved an aggregate of 19,839,143 common shares of the Company for issuance to employees, directors and consultants. The 2013 Plan provides for the issuance of stock options, restricted stock or other stock-based awards. Options and restricted shares granted pursuant to the equity incentive plan must be authorized by the Board of Directors of Axalta or a designated committee thereof.

In 2014, Axalta’s Board of Directors approved the Axalta Coating Systems Ltd. 2014 Incentive Award Plan (the “2014” Plan) which reserved an aggregate 11,830,000 shares of common stock of the Company for issuance to employees, directors and consultants. The 2014 Plan provides for the issuance of stock options, restricted stock or other stock-based awards. Options and restricted shares granted pursuant to the equity incentive plan must be authorized by the Board of Directors of Axalta or a designated committee thereof. No awards have been granted under the 2014 Plan.

The terms of the options may vary with each grant and are determined by the Compensation Committee within the guidelines of the equity incentive plan. Options currently vest over 4.4 to 5 years, and vesting of a portion of the options could accelerate in the event of certain changes in control. Option life cannot exceed ten years. In 2013, we granted approximately 4.1 million, 5.7 million and 6.4 million in non-qualified stock options to certain employees with strike prices of $5.92, $8.88 and $11.84 (per share), respectively. During 2014, we granted 1.6 million non-qualified service-based stock options to certain employees and directors with strike prices of $5.92, $7.21, $8.88 and $11.84 per share.

Stock Options

The Black-Scholes option pricing model was used to estimate fair values of the options as of the date of the grant. The weighted average fair value of options granted in 2014 and 2013 was $1.92 and $1.38 per share, respectively. Principal weighted average assumptions used in applying the Black-Scholes model were as follows:

	2014 Grants	2013 Grants
Expected Term	7.81 years	7.81 years
Volatility	28.28%	28.61%
Dividend Yield	—	—
Discount Rate	2.21%	2.13%

For the 2014 stock awards, we estimated the per share fair value of our common stock using a contemporaneous valuation consistent with the American Institute of Certified Public Accountants Practice Aid, “Valuation of Privately-Held Company Equity Securities Issued as Compensation” (the “Practice Aid”). In conducting this valuation, we considered all objective and subjective factors that we believed to be relevant, including our best estimate of our business condition, prospects and operating performance. Within this contemporaneous valuation, a range of factors, assumptions and methodologies were used. The significant factors included:

•	the fact that we were a private company with illiquid securities;

•	our historical operating results;

•	our discounted future cash flows, based on our projected operating results;

•	valuations of comparable public companies; and

•	the risk involved in the investment, as related to earnings stability, capital structure, competition and market potential.

For the contemporaneous valuation of our common stock, management estimated, as of the issuance date, our enterprise value on a continuing operations basis, using the income and market approaches, as described in the Practice Aid. The income approach utilized the discounted cash flow (“DCF”) methodology based on our financial forecasts and projections, as detailed below. The market approach utilized the Guideline Public Company and Guideline Transactions methods, as detailed below.

For the DCF methodology, we prepared annual projections of future cash flows through 2018. Beyond 2018, projected cash flows through the terminal year were projected at long-term sustainable growth rates consistent with long-term inflationary and industry expectations. Our projections of future cash flows were based on our estimated net debt-free cash flows and were discounted to the valuation date using a weighted-average cost of capital estimated based on market participant assumptions.

For the Guideline Public Company and Guideline Transactions methods, we identified a group of comparable public companies and recent transactions within the chemicals industry. For the comparable companies, we estimated market multiples based on trading prices and trailing 12 months EBITDA. These multiples were then applied to our trailing 12 months EBITDA. When selecting comparable companies, consideration was given to industry similarity, their specific products offered, financial data availability and capital structure.

For the comparable transactions, we estimated market multiples based on prices paid for the related transactions and trailing 12 months EBITDA. These multiples were then applied to our trailing 12 months EBITDA. The results of the market approaches corroborated the fair value determined using the income approach.

For the 2013 grants, the market value of the stock was estimated based upon the Acquisition transaction since the Company was not publicly traded at that time and there had been no significant changes in operations since the closing date of February 1, 2013.

To estimate the expected stock option term for the $5.92 and $7.21 stock options referred to above, we used the simplified method as the options were granted at fair value and Axalta, a privately-held company, had no exercise history. Based upon this simplified method the $5.92 and $7.21 per share stock options have an expected term of 6.5 years. The strike price for the $8.88 per share and $11.84 per share tranches of options exceeded fair value at the grant date which required the use of an estimate of an implicitly longer holding period, resulting in the term of 8.25 years.

We do not anticipate paying cash dividends in the foreseeable future and, therefore, use an expected dividend yield of zero. Volatility for outstanding grants is based upon the peer group since the Company was privately-held at the date of grant. The discount rate was derived from the U.S. Treasury yield curve.

The exercise price and market value per share amounts presented above were as of the date the stock options were granted.

A summary of stock option award activity as of December 31, 2014 and changes during the year then ended, is presented below:

	Awards (millions)	Weighted- Average Exercise Price	Aggregate Intrinsic Value (millions)	Weighted Average Remaining Contractual Life (years)
Outstanding at January 1, 2014	16.2	$9.32
Granted	1.6	$9.62
Exercised	(0.4)	$8.03
Forfeited	(0.3)	$9.32

Outstanding at December 31, 2014	17.1	$9.38

Vested and expected to vest at December 31, 2014	17.1	$9.38	$284.5	8.58
Exercisable at December 31, 2014	2.9	$9.49	$47.6	8.44

Cash received by the company upon exercise of options in 2014 was $3.0 million. The tax benefit related to these exercises is immaterial. The Company may settle option exercises by issuing new shares, treasury shares or shares purchased on the open market. The intrinsic value of options exercised in 2014 was not material.

The fair value of shares vested during 2014 and 2013 was $4.5 million and $0.0 million, respectively.

Compensation cost is recorded net of forfeitures. The forfeiture rate assumption is the estimated annual rate at which unvested awards are expected to be forfeited during the vesting period. Periodically, management will assess whether it is necessary to adjust the estimated rate to reflect changes in actual forfeitures or changes in expectations. At December 31, 2014 and 2013, the Company has estimated its annual forfeiture rate at 0% due to its limited history and expectations of forfeitures.

At December 31, 2014, there was $9.7 million of unrecognized compensation cost relating to outstanding unvested stock options expected to be recognized over the weighted average period of 3.4 years. Compensation expense is recognized for the fair values of the stock options over the requisite service period of the awards using the graded-vesting attribution method.

Predecessor periods

DuPont maintained certain stock-based compensation plans for the benefit of certain of its officers, directors’ and employees, including, prior to the Acquisition, certain DPC employees. DPC recognized stock-based compensation within the combined statement of operations based upon fair values. The fair value of awards granted totaled $2.0 million for the Predecessor year ended December 31, 2012.

Total stock-based compensation expense included in the combined statement of operations was $0.1 million and $0.5 million for the Predecessor period from January 1, 2013 through January 31, 2013 and the Predecessor year ended December 31, 2012, respectively.